Other Receivables and Prepayments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Prepaid insurance	$ 154,011	$ 147,864
Prepaid service fee	296,565	75,224
Rental deposits	8,584	8,576
Prepaid rental expenses	37,169	46,948
Prepaid research and development expenses	453,634	41,614
Other receivables	109,714	109,435
Others	19,366	34,495
Total	$ 1,079,043	$ 464,156